Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares/Principal/ Contract Amounts		Value
Common Stocks– 19.0%
Aerospace & Defense – 0.1%
Howmet Aerospace Inc	1,320	$40,828
Auto Components – 0.1%
BorgWarner Inc	1,004	31,526
Banks – 2.0%
Bank of Nova Scotia#	1,321	62,840
Bank OZK	1,223	48,382
Canadian Imperial Bank of Commerce	2,302	100,736
Citizens Financial Group Inc	2,341	80,437
Fifth Third Bancorp	2,509	80,188
Huntington Bancshares Inc/OH	3,598	47,422
KeyCorp	4,764	76,319
Regions Financial Corp	2,176	43,672
Royal Bank of Canada	922	83,017
Toronto-Dominion Bank	713	43,728
Truist Financial Corp	1,511	65,789
US Bancorp	1,094	44,110
Zions Bancorp NA	159	8,087
		784,727
Beverages – 0.4%
Coca-Cola Co	1,440	80,669
Keurig Dr Pepper Inc	1,293	46,315
PepsiCo Inc	290	47,345
		174,329
Biotechnology – 0.4%
AbbVie Inc	527	70,729
Gilead Sciences Inc	719	44,355
Vertex Pharmaceuticals Inc*	167	48,353
		163,437
Building Products – 0.6%
AO Smith Corp	1,140	55,381
Johnson Controls International PLC	1,556	76,586
Masco Corp	1,738	81,147
		213,114
Capital Markets – 1.2%
Ares Capital Corp	1,212	20,459
Bank of New York Mellon Corp	1,175	45,261
Blue Owl Capital Inc	7,863	72,575
Brookfield Asset Management Inc - Class A	771	31,526
Franklin Resources Inc	2,800	60,256
FS KKR Capital Corp	5,287	89,615
Jefferies Financial Group Inc	2,694	79,473
Nasdaq Inc	617	34,972
S&P Global Inc	132	40,306
		474,443
Chemicals – 0.3%
Corteva Inc	787	44,977
Huntsman Corp	871	21,374
LyondellBasell Industries NV	573	43,135
		109,486
Communications Equipment – 0.1%
Cisco Systems Inc	853	34,120
Juniper Networks Inc	831	21,706
		55,826
Containers & Packaging – 0.3%
Berry Global Group Inc*	892	41,505
International Paper Co	1,776	56,299
Westrock Co	956	29,531
		127,335
Diversified Consumer Services – 0.1%
Service Corp International/US	621	35,857
Diversified Financial Services – 0.1%
Berkshire Hathaway Inc*	169	45,126
Diversified Telecommunication Services – 0.3%
AT&T Inc	2,903	44,532
Verizon Communications Inc	1,751	66,485
		111,017
Electric Utilities – 1.0%
American Electric Power Co Inc	495	42,793

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Electric Utilities– (continued)
Exelon Corp	1,128	$42,255
FirstEnergy Corp	1,793	66,341
PG&E Corp*	3,948	49,350
Pinnacle West Capital Corp	669	43,157
PPL Corp	2,985	75,670
Southern Co	935	63,580
Xcel Energy Inc	316	20,224
		403,370
Electrical Equipment – 0.2%
Eaton Corp PLC	268	35,740
Emerson Electric Co	390	28,556
		64,296
Electronic Equipment, Instruments & Components – 0.2%
Corning Inc	1,424	41,324
Jabil Inc	847	48,880
		90,204
Equity Real Estate Investment Trusts (REITs) – 1.5%
Boston Properties Inc	454	34,036
Equinix Inc	59	33,562
Invitation Homes Inc	1,867	63,049
Kimco Realty Corp	1,775	32,678
National Retail Properties Inc	1,931	76,970
Omega Healthcare Investors Inc	1,485	43,793
STORE Capital Corp	3,176	99,504
VICI Properties Inc	2,692	80,356
Weyerhaeuser Co	2,605	74,399
WP Carey Inc	601	41,950
		580,297
Food & Staples Retailing – 0.3%
Albertsons Cos Inc - Class A	1,769	43,977
Sysco Corp	470	33,234
US Foods Holding Corp*	1,238	32,733
		109,944
Food Products – 1.5%
Campbell Soup Co	1,040	49,005
Conagra Brands Inc	2,161	70,513
General Mills Inc	683	52,325
Hormel Foods Corp	1,072	48,712
JM Smucker Co	346	47,544
Kellogg Co	881	61,370
Kraft Heinz Co	2,494	83,175
McCormick & Co Inc/MD	1,406	100,206
Mondelez International Inc	815	44,686
Tyson Foods Inc	524	34,547
		592,083
Health Care Equipment & Supplies – 0.4%
Abbott Laboratories	462	44,703
Alcon Inc	566	32,930
Boston Scientific Corp*	562	21,766
Shockwave Medical Inc*	10	2,781
Stryker Corp	211	42,736
		144,916
Health Care Providers & Services – 0.3%
Cardinal Health Inc	573	38,208
HCA Healthcare Inc	234	43,007
Quest Diagnostics Inc	371	45,518
		126,733
Hotels, Restaurants & Leisure – 0.5%
Chipotle Mexican Grill Inc*	23	34,563
Texas Roadhouse Inc	434	37,871
Wendy's Co	5,532	103,393
Yum! Brands Inc	337	35,837
		211,664
Household Durables – 0.2%
Garmin Ltd	426	34,212
Leggett & Platt Inc	1,012	33,619
		67,831
Household Products – 0.2%
Church & Dwight Co Inc	1,114	79,584
Independent Power and Renewable Electricity Producers – 0.3%
AES Corp/VA	886	20,024
Atlantica Sustainable Infrastructure PLC	726	19,094

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Independent Power and Renewable Electricity Producers– (continued)
Vistra Energy Corp	3,490	$73,290
		112,408
Information Technology Services – 0.3%
Cognizant Technology Solutions Corp	1,382	79,382
Paychex Inc	311	34,897
		114,279
Insurance – 1.3%
Aflac Inc	807	45,353
Chubb Ltd	465	84,574
Fidelity National Financial Inc	2,722	98,536
Manulife Financial Corp	2,886	45,224
MetLife Inc	759	46,132
Progressive Corp/The	626	72,747
Travelers Cos Inc	296	45,347
Willis Towers Watson PLC	227	45,613
		483,526
Leisure Products – 0.1%
Hasbro Inc	480	32,362
Life Sciences Tools & Services – 0.2%
Agilent Technologies Inc	349	42,421
Repligen Corp*	170	31,809
		74,230
Machinery – 0.1%
Fortive Corp	365	21,280
Ingersoll Rand Inc	768	33,224
		54,504
Media – 0.4%
New York Times Co	1,247	35,851
Sirius XM Holdings Inc#	18,284	111,287
		147,138
Mortgage Real Estate Investment Trusts (REITs) – 0.7%
AGNC Investment Corp	7,731	65,095
Annaly Capital Management Inc#	4,309	73,942
Blackstone Mortgage Trust Inc - Class A	3,086	72,027
Starwood Property Trust Inc	3,833	69,837
		280,901
Multi-Utilities – 0.7%
CenterPoint Energy Inc	2,262	63,743
Consolidated Edison Inc	883	75,726
Dominion Energy Inc	599	41,397
Public Service Enterprise Group Inc	925	52,013
Sempra Energy	139	20,842
		253,721
Oil, Gas & Consumable Fuels – 0.6%
Enbridge Inc	922	34,206
Kinder Morgan Inc/DE	2,777	46,209
Magellan Midstream Partners LP	1,451	68,937
TC Energy Corp#	803	32,353
Williams Cos Inc	1,443	41,313
		223,018
Pharmaceuticals – 0.4%
Bristol-Myers Squibb Co	698	49,621
Elanco Animal Health Inc*	2,508	31,124
Johnson & Johnson	148	24,177
Merck & Co Inc	554	47,710
		152,632
Professional Services – 0.1%
Leidos Holdings Inc	254	22,217
Real Estate Management & Development – 0.1%
CBRE Group Inc*	637	43,004
Road & Rail – 0.3%
Canadian National Railway Co	739	79,805
Canadian Pacific Railway Ltd#	496	33,093
Ryder System Inc	117	8,832
		121,730
Software – 0.3%
Check Point Software Technologies Ltd*	320	35,846
Fortinet Inc*	709	34,833
NortonLifeLock Inc	1,287	25,920
Synopsys Inc*	16	4,888
		101,487
Technology Hardware, Storage & Peripherals – 0.3%
Dell Technologies Inc	982	33,555

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Technology Hardware, Storage & Peripherals– (continued)
HP Inc	1,714	$42,713
NetApp Inc	539	33,337
		109,605
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp Inc#	3,946	33,659
Tobacco – 0.2%
Philip Morris International Inc	766	63,586
Trading Companies & Distributors – 0.2%
Fastenal Co	1,474	67,863
Total Common Stocks (cost $8,114,010)		7,329,843
Investment Companies– 0.7%
Exchange-Traded Funds (ETFs) – 0.7%
Vanguard Intermediate-Term Corporate Bond	2,635	199,417
Vanguard Long-Term Corporate Bond#	1,073	78,587
Total Investment Companies (cost $315,694)		278,004
Commercial Paper– 61.4%
American Electric Power Co Inc, 0%, 10/5/22 (Section 4(2))◊	$1,900,000	1,899,120
Arrow Electronics Inc, 0%, 10/4/22 (Section 4(2))◊	2,000,000	1,999,173
Brookfield Infrastructure Corp, 0%, 11/1/22◊	1,800,000	1,794,294
Constellation Energy Generation LLC, 0%, 10/3/22 (Section 4(2))◊	1,900,000	1,899,401
Crown Castle Inc, 0%, 10/4/22 (Section 4(2))◊	2,000,000	1,999,196
Enbridge US Inc, 0%, 10/12/22 (Section 4(2))◊	1,500,000	1,498,224
Entergy Corp, 0%, 10/18/22 (Section 4(2))◊	1,100,000	1,098,165
Fortune Brands Home & Security Inc, 0%, 11/1/22 (Section 4(2))◊	1,950,000	1,943,878
General Motors Financial Co Inc, 0%, 10/24/22 (Section 4(2))◊	2,000,000	1,995,067
Healthpeak Properties Inc, 0%, 10/18/22 (Section 4(2))◊	2,000,000	1,996,539
Jabil Inc, 0%, 10/7/22 (Section 4(2))◊	1,850,000	1,848,620
Southern California Edison Co, 0%, 10/4/22 (Section 4(2))◊	1,850,000	1,849,309
Targa Resources Corp, 0%, 10/24/22 (Section 4(2))◊	1,900,000	1,895,977
Total Commercial Paper (cost $23,717,076)		23,716,963
Investments Purchased with Cash Collateral from Securities Lending– 0.9%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	259,102	259,102
Time Deposits – 0.2%
Royal Bank of Canada, 3.0600%, 10/3/22	$80,112	80,112
Total Investments Purchased with Cash Collateral from Securities Lending (cost $339,214)		339,214
OTC Purchased Options – Calls– 0.1%
Counterparty/Reference Asset
Goldman Sachs:
Invesco QQQ Trust Series 1,
Notional amount $614,698, premiums paid $12,259, unrealized depreciation $(4,302), exercise price $305.00, expires 12/16/22*	23	7,957
SPDR S&P 500 ETF Trust,
Notional amount $857,232, premiums paid $13,158, unrealized depreciation $(6,004), exercise price $400.00, expires 12/16/22*	24	7,154
SPDR S&P 500 ETF Trust,
Notional amount $614,698, premiums paid $7,990, unrealized depreciation $(4,187), exercise price $405.00, expires 12/16/22*	17	3,803
Total OTC Purchased Options – Calls (premiums paid $33,407, unrealized depreciation $(14,493))		18,914
Total Investments (total cost $32,519,401) – 82.1%		31,682,938
Cash, Receivables and Other Assets, net of Liabilities – 17.9%		6,914,422
Net Assets – 100%		$38,597,360

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$29,254,246	92.3%
Canada	2,340,822	7.4
Israel	35,846	0.1
Switzerland	32,930	0.1
Spain	19,094	0.1

Total	$31,682,938	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	$4,242∆	$-	$-	$259,102

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	581,991	3,661,864	(3,984,753)	259,102

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10-Year Australian Bond	1	12/15/22	$74,896	$(1,962)
10-Year Canadian Bond	1	12/30/22	90,258	(853)
10-Year Japanese Bond	3	12/20/22	3,074,425	(4,840)
2 Year US Treasury Note	1	1/5/23	205,391	(3,234)
3-Year Australian Bond	1	12/15/22	68,147	(759)
Amsterdam Index	3	10/21/22	376,665	(26,129)
CAC40 10 Euro	6	10/21/22	338,860	(29,072)
DAX Index	1	12/16/22	297,253	(27,657)
E-Mini Russel 2000	4	12/16/22	333,960	(44,913)
Euro-OAT	22	12/12/22	2,848,223	(156,993)
Euro-Schatz	1	12/12/22	105,011	(1,132)
MSCI Emerging Markets Index	32	12/19/22	1,394,400	(155,570)
NASDAQ 100 E-Mini	6	12/16/22	1,324,260	(214,422)
NIKKEI 225 Mini	20	12/9/22	358,510	(21,997)
OMXS30 Index	30	10/21/22	494,956	(30,866)
S&P 500 E-Mini	16	12/16/22	2,881,200	(395,700)
S&P/TSX 60 Index	1	12/16/22	161,599	(13,572)
SPI 200	4	12/15/22	413,501	(29,845)
Ultra Long Term US Treasury Bond	1	12/30/22	137,000	(10,727)
Total				$(1,170,243)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Put Options:

Goldman Sachs:

Invesco QQQ Trust Series 1	23	235.00	USD	12/16/22	$857,232	$11,684	$(1,667)	$(13,351)
SPDR S&P 500 ETF Trust	24	325.00	USD	12/16/22	607,206	15,018	(2,769)	(17,787)
SPDR S&P 500 ETF Trust	17	330.00	USD	12/16/22	607,206	10,540	(3,905)	(14,445)
Total - Written Put Options						37,242	(8,341)	(45,583)
Total OTC Written Options						$37,242	$(8,341)	$(45,583)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Futures contracts:
Average notional amount of contracts - long	$16,480,021
Average notional amount of contracts - short	343,191
Options:
Average value of option contracts purchased	1,455
Average value of option contracts written	3,506

Notes to Schedule of Investments (unaudited)

ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended September 30, 2022 is $23,716,963, which represents 61.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$7,329,843	$-	$-
Investment Companies	278,004	-	-
Commercial Paper	-	23,716,963	-
Investments Purchased with Cash Collateral from Securities Lending	-	339,214	-
OTC Purchased Options – Calls	-	18,914	-
Total Assets	$7,607,847	$24,075,091	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,170,243	$-	$-
Options Written, at Value	-	45,583	-
Total Liabilities	$1,170,243	$45,583	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70256 11-22